Subsequent Events (Details) - 1 months ended Jul. 31, 2024 - Subsequent Event [Member] $ in Thousands, € in Millions	USD ($)	EUR (€)
Subsequent Event [Line Items]
Payment of earn out	$ 760	€ 0.7
NPA [Member]
Subsequent Event [Line Items]
Repayment of debt	$ 38,600